UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23C-2

UNDER THE INVESTMENT COMPANY ACT OF 1940

Investment Company Act File No. 811- 23336

VARIANT ALTERNATIVE INCOME FUND

Name of Registrant

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

Address of Principal Executive Office

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the "1940 Act").

(1) Title of class of securities of Variant Alternative Income Fund (the "Fund") to be redeemed:

Shares of beneficial interest (“Shares”).

(2) Date on which the securities are to be redeemed: As of September 12, 2024.

(3) Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Shares are to be redeemed pursuant to Section 7.4 of the Fund’s Agreement and Declaration of Trust.

(4) If less than all the outstanding securities of a class or series are to be called or redeemed, the principal amount or number of shares and the basis upon which the securities to be called or redeemed are to be selected:

The Fund intends to redeem 100% of the Shares held in accounts of deceased Fund shareholders (as made known to the Fund). The redemptions will be in the aggregate amount of 6,456.290 Shares at the net asset value calculated as of September 12, 2024.

SIGNATURE

Pursuant to Rule 23c-2 under the 1940 Act, the Registrant has caused this notification to be duly executed on its behalf in the City of Portland in the State of Oregon on the 12th day of August, 2024.

VARIANT ALTERNATIVE INCOME FUND

By:	/s/ Robert Elsasser
Name:	Robert Elsasser
Title:	President